Equity - Direct offerings and Private placements (Details) - USD ($)	Jun. 29, 2022	Jun. 03, 2022	Jan. 28, 2022	Nov. 22, 2021	Dec. 17, 2020	Jul. 27, 2020	Jun. 30, 2022	Apr. 27, 2022	Jun. 30, 2021	Jun. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value							$ 0.01	$ 0.01	$ 0.01
Warrants to purchase ordinary shares							4,667
Warrants exercise price							$ 1.01		$ 4.89	$ 4.89
Warrants expiration term			5 years				4 years 9 months 3 days		2 years 10 months 9 days	3 years 10 months 17 days
Securities purchase agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period			18,124,400	17,175,412
Purchase price for each share and corresponding Warrant			$ 0.89	$ 0.96
Gross proceeds from issuance			$ 16,130,716	$ 16,500,000
Ordinary shares, par value			$ 0.01	$ 0.01
Warrants to purchase ordinary shares			18,124,400	17,175,412
Warrants exercisable term			60 days	60 days
Warrants exercise price			$ 1.008	$ 1.008
Warrants as percentage of purchase price				105.00%
Warrants expiration term				5 years
Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period		9,803,922
Purchase price for each share and corresponding Warrant		$ 0.51
Ordinary shares, par value		$ 0.01
Non-accountable expense as percent of the gross proceeds		1.00%
Aggregate purchase price of warrant		$ 100
Net proceeds from issuance receivables		$ 686,750
Underwriting Agreement | if Underwriter Exercises the Overallotment Option in Full
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period		563,726
Private placements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period					5,580,000	2,339,000
Purchase price for each share and corresponding Warrant					$ 0.80	$ 1.50
Gross proceeds from issuance					$ 4,464,000	$ 3,500,000
Over-Allotment Option | Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period	1,470,588	1,470,588
Gross proceeds from issuance		$ 5,750,000
Warrants to purchase ordinary shares		490,196
Offering | Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Purchase price for each share and corresponding Warrant		$ 0.51
Gross proceeds from issuance		$ 5,000,000
Warrants as percentage of purchase price		5.00%
Percentage of number of shares sold in the Offering		15.00%
Out-of-pocket accountable expenses		$ 75,000
Percentage of warrants as percentage of ordinary shares		6.50%